Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of presentation
Basis of preparation

The interim financial information included in this report has been prepared in accordance with IAS 34 'Interim Financial Reporting'.
The results for the interim periods are unaudited and, in the opinion of management, include all adjustments necessary for a fair presentation of the results for each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and related notes for the year ended 31 December 2018 included in BP Annual Report and Form 20-F 2018.
The directors consider it appropriate to adopt the going concern basis of accounting in preparing these interim financial statements.
BP prepares its consolidated financial statements included within BP Annual Report and Form 20-F on the basis of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union (EU) and in accordance with the provisions of the UK Companies Act 2006 as applicable to companies reporting under IFRS. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the periods presented.
The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in preparing BP Annual Report and Form 20-F 2019, which are the same as those used in preparing BP Annual Report and Form 20-F 2018 with the exception of the adoption of IFRS 16 'Leases' from 1 January 2019.

New International Financial Reporting Standards adopted
New International Financial Reporting Standards adopted
BP adopted IFRS 16 ‘Leases’, which replaced IAS 17 ‘Leases’ and IFRIC 4 ‘Determining whether an arrangement contains a lease’, with effect from 1 January 2019. Further information is included in BP Annual Report and Form 20-F 2018 - Financial statements - Note 1 Significant accounting policies, judgements, estimates and assumptions - Impact of new International Financial Reporting Standards.
IFRS 16 provides a new model for lessee accounting in which the majority of leases are accounted for by the recognition on the balance sheet of a right-of-use asset and a lease liability.
Agreements that convey the right to control the use of an identified asset for a period of time in exchange for consideration are accounted for as leases. A lease liability is recognized at the present value of future lease payments over the reasonably certain lease term. Variable lease payments that do not depend on an index or a rate are not included in the lease liability. The right-of-use asset is recognized at a value equivalent to the initial measurement of the lease liability adjusted for lease prepayments, lease incentives, initial direct costs and any restoration obligations. The subsequent amortization of the right-of-use asset and the interest expense related to the lease liability are recognized in the income statement over the lease term.
The group recognizes the full lease liability, rather than its working interest share, for leases entered into on behalf of a joint operation if the group has the primary responsibility for making the lease payments. If the right-of-use asset is jointly controlled by the group and the other joint operators, a receivable is recognized for the share of the asset transferred to the other joint operators.
BP elected to apply the modified retrospective transition approach in which the cumulative effect of initial application is recognized in opening retained earnings at the date of initial application with no restatement of comparative periods’ financial information. Comparative information in the group balance sheet and group cash flow statement has, however, been re-presented to align with current year presentation, showing lease liabilities and lease liability payments as separate line items. These were previously included within the finance debt and repayments of long-term financing line items respectively. Amounts presented in these line items for the comparative periods relate to leases accounted for as finance leases under IAS 17.
IFRS 16 introduces a revised definition of a lease. As permitted by the standard, BP elected not to reassess the existing population of leases under the new definition and will only apply the new definition for the assessment of contracts entered into after the transition date. On transition the standard permits, on a lease-by-lease basis, the right-of-use asset to be measured either at an amount equal to the lease liability (as adjusted for prepaid or accrued lease payments), or on a historical basis as if the standard had always applied. BP elected to use the historical asset measurement for its more material leases and used the asset equals liability approach for the remainder of the population. BP also elected to adjust the carrying amounts of the right-of-use assets as at 1 January 2019 for onerous lease provisions that had been recognized on the group balance sheet as at 31 December 2018, rather than performing impairment tests on transition.
The effect of the adoption of IFRS 16 on the group balance sheet is set out below.

Note 1. Basis of preparation (continued)

			Adjustment
	31 December	1 January	on adoption
$ million	2018	2019	of IFRS 16
Non-current assets
Property, plant and equipment	135,261	143,950	8,689
Trade and other receivables	1,834	2,159	325
Prepayments	1,179	849	(330)
Deferred tax assets	3,706	3,736	30
Current assets
Trade and other receivables	24,478	24,673	195
Prepayments	963	872	(91)
Current liabilities
Trade and other payables	46,265	46,209	(56)
Accruals	4,626	4,578	(48)
Lease liabilities	44	2,196	2,152
Finance debt	9,329	9,329	—
Provisions	2,564	2,547	(17)
Non-current liabilities
Other payables	13,830	14,013	183
Accruals	575	548	(27)
Lease liabilities	623	7,704	7,081
Finance debt	55,803	55,803	—
Deferred tax liabilities	9,812	9,767	(45)
Provisions	17,732	17,657	(75)

Net assets	101,548	101,218	(330)

Equity
BP shareholders' equity	99,444	99,115	(329)
Non-controlling interests	2,104	2,103	(1)
	101,548	101,218	(330)

The presentation and timing of recognition of charges in the income statement has changed following the adoption of IFRS 16. The operating lease expense previously reported under IAS 17, typically on a straight-line basis, has been replaced by depreciation of the right-of-use asset and interest on the lease liability. In the cash flow statement payments are now presented as financing cash flows, representing payments of principal, and as operating cash flows, representing payments of interest. Variable lease payments that do not depend on an index or rate are not included in the lease liability and will continue to be presented as operating cash flows. In prior years, operating lease payments were principally presented within cash flows from operating activities.
The following table provides a reconciliation of the group’s operating lease commitments as at 31 December 2018 to the total lease liability recognized on the group balance sheet in accordance with IFRS 16 as at 1 January 2019.

$ million
Operating lease commitments at 31 December 2018	11,979

Leases not yet commenced	(1,372)
Leases below materiality threshold	(86)
Short-term leases	(91)
Effect of discounting	(1,512)
Impact on leases in joint operations	836
Variable lease payments	(58)
Redetermination of lease term	(252)
Other	(22)
Total additional lease liabilities recognized on adoption of IFRS 16	9,422
Finance lease obligations at 31 December 2018	667
Adjustment for finance leases in joint operations	(189)
Total lease liabilities at 1 January 2019	9,900

Note 1. Basis of preparation (continued)
An explanation of each reconciling item shown in the table above is provided in BP Annual Report and Form 20-F 2018 - Financial statements - Note 1 Significant accounting policies, judgements, estimates and assumptions - Impact of new International Financial Reporting Standards.
The total adjustments to the group's lease liabilities at 1 January 2019 are reconciled as follows:

$ million
Total additional lease liabilities recognized on adoption of IFRS 16	9,422
Less: adjustment for finance leases in joint operations	(189)
Total adjustment to lease liabilities	9,233
Of which – current	2,152
– non-current	7,081

IFRIC agenda decision on IFRS 9 'Financial Instruments'
In March 2019, the IFRS Interpretations Committee (IFRIC) issued an agenda decision on the application of IFRS 9 to the physical settlement of contracts to buy or sell a non-financial item. The agenda decision concluded that where a derivative contract is settled by the physical receipt (or delivery) of the commodity, the transaction price reported for the purchase (or sale) should include the fair value of the derivative instrument in addition to the cash payable (or receivable). BP is currently assessing the impact of the agenda decision but expects it to have no effect on reported earnings.